Convertible notes, at fair value	6 Months Ended
Jun. 30, 2026
Convertible Notes At Fair Value Abstract
Convertible notes, at fair value

Note 8 Convertible notes, at fair value

March 2025 Convertible Note

On March 20, 2025, the Company entered into a Convertible Note Purchase Agreement (the “March 2025 SPA”), pursuant to which the Company issued and sold a senior secured convertible promissory note in the principal amount of $108,696 (the “March 2025 Convertible Note”). The Company received $100,000 in initial proceeds, reflecting an 8% original issue discount. The March 2025 Convertible Note matures on December 20, 2025, and provides for a minimum interest amount guaranteed for the first six months, with interest accruing at 18% per annum and payable monthly in cash or common stock at the holder’s discretion. Interest in excess of the minimum amount (if applicable) will accrue at a rate of 18% per annum, increasing to 28% per annum upon the occurrence of an event of default. The minimum interest amount is payable in 9 equal installments of $1,630 per month beginning on April 20, 2025.

The March 2025 Convertible Note is convertible into shares of the Company’s common stock at any time after three months from issuance (or earlier upon prepayment) by the holder, at a conversion price equal to the greater of (i) $160.00 per share or (ii) the lower of (a) the lowest average historical Nasdaq Official Closing Price (NOCP) for the five trading days immediately preceding the closing, or (b) the NOCP on the day prior to closing, subject to reverse stock split adjustment and most-favored nation protections. In addition, prior to a Qualified Financing, (as defined in the March 2025 Convertible Note), the holder may elect to convert at a price equal to the lower of the then-current conversion price or 75% of the effective price per share at which the Company issues common stock, options, or convertible securities to new investors in the Qualified Financing. The conversion price is subject to standard antidilution adjustments, including adjustments for stock splits, dividends, mergers, asset sales, volume resets, defaults, and down-round events. Conversion is subject to beneficial ownership and exchange cap limitations.

The March 2025 Convertible Note is prepayable at any time (unless an event of default has occurred) at 110% of the outstanding balance and is mandatorily prepayable upon the occurrence of a Qualified Financing (gross proceeds ≥ $2,000,000), with the redemption amount paid from the financing proceeds. The note is also mandatorily prepayable upon a change of control at 120% of the outstanding balance. The note can be accelerated upon an event of default either automatically or at the option of the note holder, depending on the nature of the event. Upon an uncured event of default, the holder may accelerate the note and require payment of 115% of the outstanding principal and accrued interest (“Mandatory Default Amount”), plus $5,000 in liquidated damages, and may convert the Mandatory Default Amount at a more favorable “Alternative Conversion Price,” defined as the lower of the conversion price then in effect or the lowest VWAP during the ten trading days prior to the default.

The March 2025 Convertible Note is secured by substantially all the Company’s assets and includes certain covenants which restrict the Company’s ability to incur additional indebtedness, grant liens, pay dividends, or dispose of assets without the lender’s consent.

In connection with the March 2025 SPA and March 2025 Convertible Note, the Company also issued 313 shares of common stock to the investor as additional consideration for entering into the agreement, which were classified in stockholders’ equity upon issuance.

After analyzing the terms of the March 2025 Convertible Note and its embedded features, the Company elected to account for the March 2025 Convertible Note at fair value under the allowable fair value option election. As such, the Company initially recognized the March 2025 Convertible Note at its fair value of $238,020 and will subsequently measure the note at fair value with changes in fair value recorded in current period earnings. The original discount of $8,696 was recognized in the consolidated statements of operations as the March 2025 Convertible Note is recognized at fair value on a recurring basis. The Company recognized a loss of $138,020 on initial recognition of the March 2025 Convertible Note as the fair value of the March 2025 Convertible Note exceeded the proceeds of $100,000, received on issuance.

On October 21, 2025, the March 2025 Convertible Note consisting of principal amount of $108,696 and accrued interest of $44,017, with an aggregate amount of $152,713, was converted to an aggregate of 4,009 shares of the Company’s common stock at a conversion rate of $75.60 per share. The Company accounted for the conversion under the debt extinguishment model and recognized a loss on extinguishment of $150,340, reflecting the difference between the carrying value of the note being converted and the fair value of the shares of common stock issued upon conversion (which was $303,053).

Following this transaction, the March 2025 Convertible Note was fully settled, and no principal remained outstanding as of June 30, 2026, and December 31, 2025.

The interest expense recognized on the March 2025 Convertible Note for the three and six months ended June 30, 2025, was $0 and $0, respectively. The Company recognized a change in fair value of $0 and $0 for the three and six months ended June 30, 2025, respectively (See Note 16 – Fair Value Measurements).

April 2025 Promissory Note

On April 15, 2025, the Company issued an unsecured promissory note to an institutional investor (the “April 2025 Promissory Note”), with a principal balance of $70,000. The April 2025 Promissory Note bears interest at a fixed rate of 12.00% per annum for the six-month term, equivalent to 2% of the principal balance per month ($1,400 per month), with interest payments due on the 15th day of each month, beginning May 15, 2025. Principal and all outstanding interest was due and payable on October 15, 2025 (the “Maturity Date”).

Upon an event of default, the interest rate increases to the greater of 24% per annum or the maximum rate allowed by law. If any payment is not made within six calendar days of its due date, a late charge equal to 5% of the overdue amount is assessed. The April 2025 Promissory Note may be prepaid in whole or in part at any time upon five business days’ notice to the lender, without penalty or premium. The April 2025 Promissory Note is unsecured.

On May 30, 2025, the Company issued a convertible promissory note (“May 2025 Convertible Note”) with a principal amount of $216,871. The issuance of the May 2025 Convertible Promissory Note resulted in the modification of the previously outstanding April 2025 Promissory Note.

The May 2025 Convertible Note states that the amount due and owing under the original April 2025 Promissory Note is consolidated with the new May 2025 Convertible Note under the terms and conditions set forth therein; and hence, this consolidation leads to a modification of the original debt arrangement. The modification involved changes to the terms and cash flows of the debt. The present value of the cash flows under the new May 2025 Convertible Note differed by more than 10% from the present value of the remaining cash flows under the original April 2025 Promissory Note, exceeding the 10 percent threshold prescribed by ASC 470-50. As a result, the modification was accounted for as an extinguishment of the original April 2025 Promissory Note.

In accordance with ASC 470-50, the original April 2025 Promissory Note was derecognized, and the new May 2025 Convertible Note was recognized at its fair value. Any gain or loss resulting from the extinguishment was recognized in earnings for the period.

The Company recognized the May 2025 Convertible Note at fair value at $342,996 and recognized a loss of $126,125 on derecognition of the original April 2025 Promissory Note. Refer to the May 2025 Convertible Note section below.

May 2025 Convertible Note

On May 30, 2025, the Company issued the May 2025 Convertible Note, which is one of a series of duly authorized and validly issued promissory notes of the Company, issued and sold by the Company pursuant to the September 2024 Securities Purchase Agreement, dated as of March 31, 2025. The principal amount of the May 2025 Convertible Note is $216,871. The May 2025 Convertible Note combines the outstanding amount due under the April 2025 Promissory Note, totalling $70,431, with an additional $146,440 of new funding to issue a single Convertible Promissory Note in the principal amount of $216,871. The note matured on November 1, 2025, and accrues interest at 5% per annum, payable monthly in cash. The May 2025 Convertible Note provides for a minimum interest amount equal to 5% of the initial principal, fully earned and accrued on the original issue date, and payable monthly and any remaining amount upon repayment. Upon an event of default, the interest rate increases to 24% per annum or the maximum rate permitted by law.

The May 2025 Convertible Note is convertible into shares of the Company’s common stock at any time while outstanding, at a conversion price equal to the lowest trading price of the Company’s common stock at any time after the original issue date.

The May 2025 Convertible Note is prepayable at any time (unless an event of default has occurred) with advance notice and is mandatorily prepayable upon the occurrence of a subsequent offering, with the redemption amount paid from the financing proceeds. Before any prepayment can be made, the holder has the option to convert the May 2025 Convertible Note into common stock at a conversion price equal to the lowest Trading Price (as defined in the May 2025 Convertible Note) of a share of the Company’s common stock at any time after the Original Issue Date, with respect to the prepayment amount. The May 2025 Convertible Note can be accelerated upon an event of default either automatically or at the option of the Holder, depending on the nature of the event. Upon an uncured event of default, the Holder may accelerate the note and require immediate payment of all outstanding principal and accrued interest.

If any payment due under the May 2025 Convertible Note is not paid when due, the Company shall pay a late fee equal to ten percent (10%) of such payment, due and payable immediately upon such failure. The May 2025 Convertible Note states that the amount due and owing under the previously outstanding April 2025 Promissory Note is consolidated with the new May 2025 Convertible Note under the terms and conditions set forth therein; this consolidation led to a modification and extinguishment of the original April 2025 Promissory Note, as disclosed separately. Refer to the note above, related to the April 2025 Promissory Note for details.

The Company elected to account for the May 2025 Convertible Note at fair value under the allowable fair value option election. As such, the Company initially recognized the May 2025 Convertible Note at its fair value of $342,996 and subsequently measured the note at fair value with changes in fair value recorded in current period earnings.

On September 3, 2025, the May 2025 Convertible Note was amended, and the principal amount was increased by $62,500 which is payable on November 1, 2025.

On February 23, 2026, the May 2025 Convertible Note having a fair value of $311,586, was converted to an aggregate of 10,815 shares of the Company’s common stock at a conversion rate of $27.68 per share. The Company accounted for the conversion under the change in fair value model and recognized a change in fair value of $(12,239) reflecting the difference between the carrying value of the note being converted and the fair value of the shares of common stock issued upon conversion.

Following this transaction, the May 2025 Convertible Note was fully settled, and no principal remained outstanding as of June 30, 2026.

The interest expense recognized on the May 2025 Promissory Note for the three and six months ended June 30, 2026, and 2025 was $0, and $0, respectively. The Company recognized a change in fair value of $(62,473) and $0 for the three months ended June 30, 2026, and 2025, respectively (See Note 16 – Fair Value Measurements).

October 2025 Convertible Note

On October 29, 2025, the Company entered into a convertible note purchase agreement (the “October 2025 Convertible Note Agreement”) with an accredited institutional investor (the “October 2025 Convertible Note Investor”), whereby the October 2025 Convertible Note Investor purchased a convertible promissory note in the initial principal amount of $217,391 (the “October 2025 Convertible Note”) and 625 shares of the Company’s common stock for an aggregate purchase price of $201,000. Pursuant to the October 2025 Convertible Note Agreement, until the later of (i) 12 months after execution of the October 2025 Convertible Note Agreement and (ii) the Company’s obligations under the October 2025 Convertible Note are no longer outstanding, the October 2025 Convertible Note Investor has the right, but not the obligation, to purchase another convertible promissory note from the Company on the same terms and conditions as the October 2025 Convertible Note. The October 2025 Convertible Note accrues interest at a rate of 18% per annum; provided that interest for the first eight months accrues immediately and is guaranteed. Interest may be paid in cash or in common stock, as determined by the October 2025 Convertible Note Investor, commencing on December 1, 2025, and the October 2025 Convertible Note matures on October 29, 2026. The Company may prepay 100% of the outstanding balance of the October 2025 Convertible Note at any time the Company is not in default, provided that the Company pays a prepayment fee equal to 10% of the outstanding balance. At any time after January 29, 2026, the October 2025 Convertible Note Investor may convert any portion of the outstanding balance of the October 2025 Convertible Note into common stock at a price equal to $38.40 per share, subject to adjustments for dilutive issuances, stock splits, defaults, and low volume of the common stock, as described further therein. The October 2025 Convertible Note may not be converted by the October 2025 Convertible Note Investor into shares of common stock if such conversion would result in the October 2025 Convertible Note Investor and its affiliates owning in excess of 9.99% of the number of shares of the common stock outstanding immediately after giving effect to the issuance of all shares issuable upon conversion of the October 2025 Convertible Note. The October 2025 Convertible Note contains standard and customary events of default and covenants, including that, for as long as the October 2025 Convertible Note remains outstanding: (1) the Company is prohibited from entering into a variable rate transaction, (2) the Company is required to provide the October 2025 Convertible Note Investor with any more favorable terms granted to any future purchaser or holder of the Company’s debt or securities and (3) if the Company conducts a Qualified Financing (as defined in the October 2025 Convertible Note), the Company must prepay the October 2025 Convertible Note out of proceeds from the Qualified Financing and/or the October 2025 Convertible Note Investor may convert October 2025 Convertible Note at the lower of the conversion price then in effect and 75% of the effective price at which the Company issues securities in the Qualified Financing.

On December 18, 2025, the Company made a payment of $295,290, which included repayment of the $217,391 principal amount, accrued interest of $26,086, and default interest of $51,813. Following this payment, the October 2025 Convertible Note was fully satisfied.

Exchange Note

In connection with a securities purchase agreement by and among DHAC, VSee Lab, iDoc and an investor (the “Bridge Investor”) dated October 5, 2022 (the “Original Bridge SPA”), DHAC, VSee Lab, and iDoc each issued to the Bridge Investor a 10% original issue discount senior secured convertible notes (collectively the “Original Bridge Notes” and individually, the “DHAC Bridge Notes,” “VSee Bridge Notes” and “iDoc Bridge Notes” when referring to Original Bridge Notes issued to DHAC, VSee Lab, and iDoc, respectively) in an aggregate principal amount of approximately $2,222,222. On November 21, 2023, DHAC, VSee Lab, iDoc and the Bridge Investor entered into an Exchange Agreement. Pursuant to the Exchange Agreement, the Bridge Investor agreed to exchange all amounts currently due and owing under (i) the DHAC Bridge Note, (ii) the VSee Bridge Note other than the principal amount of $600,000 thereof, and (iii) the iDoc Bridge Note other than the principal amount of $600,000 thereof for a senior secured convertible promissory note with an aggregate principal value of $2,523,744 (the “Exchange Note”). As such, the Company issued and sold the Exchange Note to the Bridge Investor in connection with the closing of the Business Combination on June 24, 2024. The transactions contemplated by the Exchange Agreement and the Exchange Note is hereby referred as the “Exchange Financing.”

The Exchange Note bears interest at a rate of 8% per annum and is convertible into shares of common stock of VSee Health at a fixed conversion price of $800.00 per share. The conversion price of the Exchange Note is subject to reset if the Company’s common stock trades below $800.00 on the 10th business day after the conversion shares are registered or may otherwise be freely resold, and every 90th day thereafter, to a price equal to the greater of (x) 95% of the average lowest VWAP of the Company’s common stock in the 10 trading days prior to the measurement date and (y) $160.00. Amounts repaid may not be reborrowed. The Bridge Investor may set off and deduct the amounts due under the Exchange Note pursuant to and in accordance with the terms of the Exchange Agreement. The Exchange Note is also guaranteed by each of the Company, VSee Lab and iDoc and is fully secured by collateral of the Company and its subsidiaries including, without limitation, the intellectual property, trademark, and patent rights.

The monetary amount of the obligation is a fixed monetary amount known at inception as represented by the Amortization of Principal Schedule in the Exchange Note (each, an “Amortization Payment”). As a result, the Exchange Note represents a debt instrument that the Company must or may settle by issuing a variable number of its equity shares as each Amortization Payment shall, at the option of the Company, be made in whole or in part, in immediately available Dollars equal to the sum of the Amortization Payments provided for in the Exchange Note or, subject to the Company complying with the equity conditions provided for in the Exchange Note on the date of such Amortization Payment, in common stock issued at 95% of the lowest VWAP in the prior ten (10) trading days prior to such Amortization Payment (the “Amortization Conversion Price”) but in no event will common stock be used to make such Amortization Payment if the Amortization Conversion Price is less than $160.00.

The Exchange Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Exchange Note is required to be accounted for as a liability under ASC 480. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings.

On August 8, 2024, $566,740 outstanding principal on the Exchange Note was converted into 2,672 shares of Common Stock, at a conversion price based on a 5% discount to the prior trading day VWAP. The Company accounted for the conversion under the debt extinguishment model and recognized a loss on extinguishment of $98,050, reflecting the difference between the carrying value of the Exchange Note being converted (recorded at fair value) and the fair value of the shares of common stock issued upon conversion (which was $664,790).

On November 26, 2024, $500,000 of outstanding principal with accrued interest expense of $11,693 on the Exchange Note was converted into 3,198 shares of common stock. The portion of the Exchange Note converted on this date had a fair value of $512,693.

On September 3, 2025, $304,288 of outstanding principal with accrued interest expense of $137,057 and default interest expense of $13,712 on the Exchange Note was converted into 7,500 shares of common stock. The portion of the Exchange Note converted on this date had a fair value of $450,000.

In October 2025, $1,219,516 of outstanding principal with accrued interest expense of $34,959 on the Exchange Note was converted into 20,922 shares of common stock. The Company accounted for the conversion as a change in fair value of $34,541 reflecting the difference between the carrying value of the note being converted and the fair value of the shares of common stock issued upon conversion (which was $1,289,840).

Following this transaction, the Exchange Note was fully settled, and no principal remained outstanding as of June 30, 2026, and December 31, 2025.

The Company recognized an interest expense of $30,475 and $60,950 for the three and six months ended June 30, 2025, respectively and a change in fair value of $22,739 and $986,636 for the three and six months ended June 30, 2025, respectively. (See Note 16 – Fair Value Measurements).

Quantum Financing Purchase Agreement

On November 21, 2023, DHAC entered into a convertible note purchase agreement (the “Quantum Purchase Agreement”), pursuant to which an institutional and accredited investor (the “Quantum Investor”) subscribed for and purchased, and DHAC would issue and sell to the Quantum Investor, at the closing of the Business Combination, a 7% original issue discount convertible promissory note (the “Quantum Convertible Note”) in the aggregate principal amount of $3,000,000.

The Quantum Convertible Note was issued and sold to the Quantum Investor subsequent to the closing of the Business Combination on June 25, 2024. The Quantum Convertible Note was further amended on July 3, 2024, whereby the maturity date of the Quantum Convertible Note was changed from June 25, 2025, to June 30, 2026, and that eighteen months of interest will be guaranteed regardless of early pay or redemption. Furthermore, the Quantum Convertible Note bears interest at a rate of 12% per annum and is convertible into shares of the Company’s Common Stock at (1) a fixed conversion price of $800.00 per share; or (2) 85% of the lowest daily VWAP (as defined in the Quantum Convertible Note) during the seven (7) consecutive trading days immediately preceding the date of conversion or other date of determination. The conversion price of the Quantum Convertible Note is subject to reset if the average of the daily VWAPs for the three (3) trading days prior to the 30-day anniversary of the Quantum Convertible Note issuance date (the “Average Price”) is less than $800.00, to a price equal to the Average Price but in no event less than $160.00. In addition, the Company at its option can redeem early a portion or all amounts outstanding under the Quantum Convertible Note if the Company provides the Quantum Convertible Note holder a notice at least ten (10) trading days prior to such redemption and on the notice day the VWAP of the Company’s Common Stock is less than $800.00. If an event of default occurs, the Quantum Convertible Note would bear interest at a rate of 18% per annum.

On June 25, 2024, $2,700,000 net of originally issued discount of $210,000 and legal fees of $90,000 pursuant to the Quantum Convertible Note has been funded to the Company. The Quantum Convertible Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Quantum Convertible Note was accounted for as a liability under ASC 480 upon funding of the note. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings. The original issue discount of $210,000 and direct cost of $90,000 was recognized as interest expense.

On July 3, 2024, the Company and the Quantum Investor agreed to modify certain terms of the Quantum Convertible Note. The modifications included the extension of the maturity date from June 25, 2025, to June 30, 2026, and an interest guarantee whereby the Quantum Investor would receive 18 months of interest regardless of any early repayment or redemption of the Quantum Convertible Note. The Company concluded that these changes represented a modification for accounting purposes as the change in the present value of the cash flows was less than 10% and the change in the estimated fair value of the embedded conversion right was less than 10% of the carrying value. As such, the Company accounted for the change in fair value related to the modification of terms as part of the change in fair value of the Quantum Convertible Note during the during year ended December 31, 2024 (See Note 16 - Fair Value Measurements).

On April 4, 2025, the Company issued 6 shares of its common stock to the Quantum investor at par value of $0.0001 per share.

On August 28, 2025, the Company agreed to issue 6,250 shares of its common stock, to the Quantum investor as consideration for facilitating emergency funding to support the Company. On October 28, 2025, the Company issued the 6,250 shares of its common stock to the Quantum investor in satisfaction of its previously recorded obligation. As of June 30, 2026, the shares had not yet been issued; however, the Company has recorded a liability for the obligation to issue such shares, amount $305,000, which has been included in “Accounts payable and accrued liabilities” in the accompanying condensed consolidated balance sheet.

On August 28, 2025, the Company and the Quantum Investor agreed to modify certain terms of the Quantum Convertible Note. The modifications included the increase in the aggregate principal amount of the note from $3,000,000 to $3,380,000 and interest on outstanding principal balance increased to an annual rate of 22% upon an Event of Default for so long as it remains uncured.

In October 2025, the Quantum Convertible Note consisting of $3,000,000 of principal and $1,196,203 of accrued interest, with an aggregate amount of $4,196,203 was converted to an aggregate of 55,000 shares of the Company’s common stock. The Company accounted for the conversion as a change in fair value of $739,797 reflecting the difference between the carrying value of the note being converted and the fair value of the shares of common stock issued upon conversion (which was $4,936,550).

In May 2026, the Quantum Convertible Note consisting of $399,364 of principal and $0 of accrued interest, with an aggregate amount of $399,364 was converted to an aggregate of 55,000 shares of the Company’s common stock. The Company accounted for the conversion as a change in fair value of $122,358 reflecting the difference between the carrying value of the note being converted and the fair value of the shares of common stock issued upon conversion (which was $4,936,550).

As of June 30, 2026, and December 31, 2025, the Quantum Convertible Note’s fair value was $0 and $351,307, respectively. The Company recognized interest expense of $11,243 for each of the three and six months ended June 30, 2026, and $0 and $540,000 for the three and six months ended June 30, 2025, respectively, and a change in fair value of $(15,608) and $96,194 for the three and six months ended June 30, 2026, and a change in fair value of $111,194 and $207,388 for the three and six months ended June 30, 2025, respectively (See Note 16 - Fair Value Measurements).

September 2024 Security Purchase Agreement

On September 30, 2024, the Company entered into a securities purchase agreement (the “September 2024 SPA”) with an accredited and institutional investor, pursuant to which the Company issued and sold to the investor promissory notes for an aggregate principal amount of $2,222,222 (the “September 2024 Convertible Note”). The Company received $2,000,000 in initial proceeds from the September 2024 Convertible Note, reflecting a 10% original issue discount. The September 2024 Convertible Note had an original maturity date of March 30, 2026, and provides for a minimum interest amount at 15% of the initial principal amount of the note through maturity, or $333,333. Interest in excess of the minimum interest amount (if applicable) will accrue at a rate of 10% per annum. The interest rate on the September 2024 Convertible Note will increase to 24% per annum upon the occurrence of an event of default. The minimum interest amount is payable in 18 equal installments of $18,519 per month beginning on November 1, 2024. Repayments of principal will be paid in 12 equal installments of $185,185 per month beginning on May 1, 2025. Any repayments of principal that are not funded through draws on the ELOC Agreement are subject to a 5% cash payment fee.

The September 2024 Convertible Note is convertible into shares of the Company’s common stock at any time at an initial fixed conversion price of $160.00 per share, subject to certain beneficial ownership and exchange cap considerations. The conversion price includes standard antidilution adjustments as well as adjustment in the event the Company sells or issues shares of common stock at a price less than the conversion price (a down-round event). The September 2024 Convertible Note is prepayable at any time (unless an event of default has occurred) based on the outstanding principal, accrued interest and any remaining minimum interest amount payable through the remainder of the term of the note. The September 2024 Convertible Note is mandatorily prepayable upon the occurrence of certain events (such as the issuance of stock or incurrence of debt) and can be accelerated upon an event of default either automatically or at the option of the note holder, depending on the nature of the event.

The September 2024 Convertible Note is secured by substantially all of the Company’s assets and includes certain covenants which restrict the Company’s ability to enter into certain agreements or transactions without the lender’s consent.

In connection with the September 2024 SPA and September 2024 Convertible Note, the Company also issued a warrant to the investor to purchase up to 9,259 shares of the Company’s common stock. The warrant exercise price is $180 per share (exercisable on a cash or cashless basis) and will expire on September 30, 2029. The exercise price includes standard antidilution adjustments as well as adjustment in the event the Company sells or issues shares of common stock at a price less than the exercise price (a down-round event). The Company assessed the warrant as a freestanding financial instrument and determined it did not include any provisions which would require liability classification under ASC 480, and that it met the requirements to be considered indexed to the Company’s own stock and the additional equity classification requirements under ASC 815-40. As such, the Company classified the warrant in stockholders’ equity upon its issuance. In addition, upon execution of September 2024 SPA, the Company issued 1,250 shares of common stock to the investor as additional consideration for entering into the September 2024 SPA and related agreements, which were also classified in stockholders’ equity upon issuance.

After analysing the terms of the September 2024 Convertible Note and its embedded features, the Company elected to account for the September 2024 Convertible Note at fair value under the allowable fair value option election. As such, the Company initially recognized the September 2024 Convertible Note at its fair value and will subsequently measure the note at fair value with changes in fair value recorded in current period earnings (or other comprehensive income, if specific to Company credit risk). The Company initially recorded the September 2024 Convertible Note at its estimated issuance date fair value of $2,000,000, based on the initial proceeds received. As the proceeds were allocated in full to the September 2024 Convertible Note recorded at fair value, there were no proceeds remaining to allocate to the equity-classified warrants or shares issued under the terms of the September 2024 SPA, on a residual basis. In addition, the Company allocated the issuance costs incurred to the September 2024 Convertible Note, and as such expensed the $95,000 in issuance costs incurred.

In October 2025, outstanding principal of $2,222,222 and accrued interest of $555,815 on the September 2024 Convertible Note was converted into 46,234 shares of common stock at conversion rates between $56.00 and $110.40.

Following this transaction, the September 2024 Convertible Note was fully settled, and no principal remained outstanding as of December 31, 2025. The Company accounted for the conversion as a change in fair value of $958,791 reflecting the difference between the carrying value of the note being converted and the fair value of the shares of common stock issued upon conversion (which was $3,732,827).

The Company recognized interest expense of $58,333 and $116,667 for the three and six months ended June 30, 2026, respectively, and a total change in fair value of $346,141 and $824,875 for the three and six months ended June 30, 2025, respectively (See Note 16 - Fair Value Measurements).

ADI Funding Convertible Note

On June 8, 2026, the Company entered into a Securities Purchase Agreement with ADI Funding, LLC (“ADI Funding”), pursuant to which the Company issued a secured promissory note with an aggregate principal amount of $271,739 (the “ADI Funding Convertible Note”). The Company received gross proceeds of $250,000, reflecting an original issue discount of $21,739, or 8% of the principal amount. The ADI Funding Convertible Note matures on November 30, 2026 and bears interest at a rate of 18% per annum. Pursuant to the terms of the ADI Funding Convertible Note, interest for the first six months on the principal amount accrues immediately and is guaranteed. Interest is payable monthly beginning June 30, 2026 and may be paid in cash or shares of the Company's common stock at ADI Funding’s sole discretion.

The outstanding balance under the ADI Funding Convertible Note is due on November 30, 2026, unless earlier prepaid, accelerated upon an event of default, or converted in accordance with its terms. The Company may voluntarily prepay all or any portion of the outstanding balance at any time, provided that no event of default exists, at a redemption price equal to 110% of the amount being prepaid, together with any other amounts then due under the ADI Funding Convertible Note. In addition, upon receipt of proceeds from the Company's equity line of credit facility, the Company is required to repay the entire outstanding balance within two business days.

Upon the occurrence and continuation of an event of default, the interest rate automatically increases to the lesser of 28% per annum or the maximum rate permitted by applicable law. Following an uncured event of default, ADI Funding may accelerate the ADI Funding Convertible Note and require payment of a mandatory default amount equal to 120% of the outstanding principal and accrued interest. In the event the outstanding balance is not repaid by the maturity date, ADI Funding may convert all or any portion of the outstanding balance into shares of the Company's common stock at a conversion price equal to 80% of the lowest closing market price of the Company's common stock during the ten trading days immediately preceding the applicable conversion notice, subject to a beneficial ownership limitation of 4.99%, which may be increased to 9.99% upon prior notice by ADI Funding.

After evaluating the terms of the ADI Funding Convertible Note, including its conversion, redemption and default provisions, the Company elected the fair value option pursuant to ASC 825, Financial Instruments. Accordingly, the ADI Funding Convertible Note was initially recorded at fair value and will be subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in the condensed consolidated statements of operations. The Company initially recorded the ADI Funding Convertible Note at its estimated issuance date fair value of $250,000, based on the proceeds received. Because the proceeds were fully allocated to the ADI Funding Convertible Note, no proceeds were allocated to any other equity-linked features or instruments associated with the financing. The Company also allocated the related issuance costs to the ADI Funding Convertible Note and recognized $21,739 of issuance costs as expense upon issuance.

As of June 30, 2026, and December 31, 2025, the ADI Funding Convertible Note’s fair value was $257,242 and $0, respectively. The Company recognized a change in fair value of $7,242 and $7,242 for the three and six months ended June 30, 2026, respectively (See Note 16 – Fair Value Measurements).

ClearThink Convertible Note

On June 22, 2026, the Company entered into a Securities Purchase Agreement with ClearThink Capital Partners, LLC (“ClearThink”), pursuant to which the Company issued an unsecured promissory note with a principal amount of $280,000 (“ClearThink Convertible Note”). The Company received gross proceeds of $250,000, reflecting an original issue discount of $30,000. The ClearThink Convertible Note matures on June 22, 2027. Pursuant to the terms of the ClearThink Convertible Note, a one-time interest charge of 12% of the principal amount, or $33,600, was applied on the issuance date. The accrued interest and outstanding principal are payable in seven monthly installments beginning on December 22, 2026, with six subsequent monthly payments thereafter and any remaining balance due on the maturity date. The Company may accelerate payments or prepay the note in full at any time without penalty.

The ClearThink Convertible Note is convertible, at the Holder's option, into shares of the Company's common stock beginning 180 days after issuance. The conversion price is equal to 85% of the lowest closing price of the Company's common stock during the ten trading days preceding the applicable conversion notice date, subject to a floor price of $0.80 per share. ClearThink’s conversion rights are subject to a beneficial ownership limitation of 4.99% of the Company's outstanding common stock.

Upon the occurrence and continuation of an event of default, including non-payment, breaches of covenants, bankruptcy-related events, delisting of the Company's common stock, or failure to comply with Exchange Act reporting obligations, the outstanding amount becomes immediately due and payable. Upon an event of default, ClearThink is entitled to receive a default amount equal to 120% of the outstanding principal balance, accrued and unpaid interest, default interest and other amounts due under the ClearThink Convertible Note. If such default amount remains unpaid, the Holder may convert all or a portion of the outstanding balance into shares of the Company's common stock in accordance with the conversion provisions of the ClearThink Convertible Note. The ClearThink Convertible Note also includes customary affirmative and negative covenants and default provisions.

After evaluating the terms of the ClearThink Convertible Note, the Company elected the fair value option pursuant to ASC 825, Financial Instruments. Accordingly, the ClearThink Convertible Note was initially recorded at fair value and will subsequently be remeasured at fair value at each reporting date, with changes in fair value recognized in the condensed consolidated statements of operations. The Company initially recorded the ClearThink Convertible Note at its issuance date fair value of $250,000. Because the proceeds were fully allocated to the ClearThink Convertible Note, no proceeds were allocated to any other embedded or freestanding equity-linked features associated with the financing. The Company also allocated the related issuance costs to the ClearThink Convertible Note and recognized $25,000 of issuance costs as expense upon issuance.

As of June 30, 2026, and December 31, 2025, the ClearThink Convertible Note’s fair value was $250,000 and $0, respectively. The Company recognized a change in fair value of $0 and $0 for the three and six months ended June 30, 2026, respectively (See Note 16 – Fair Value Measurements).

Vanquish Funding Convertible Note

On June 18, 2026, the Company entered into a bridge note financing arrangement with Vanquish Funding Group Inc. (“Vanquish Funding”), pursuant to which the Company issued a bridge promissory note with an aggregate principal amount of $295,550 (the “Vanquish Funding Convertible Note”). The Company received net proceeds of approximately $250,000, reflecting an original issue discount of $38,550 and transaction-related fees of $7,000 payable at closing. The Vanquish Funding Convertible Note matures ten months from the issuance date and bears interest at a rate of 12% per annum. Pursuant to the terms of the Vanquish Funding Convertible Note, a minimum interest amount of $35,466 is due and payable to Vanquish Funding regardless of actual interest accrual.

Outstanding principal and interest under the Vanquish Funding Convertible Note are payable in five installments consisting of an initial payment of $165,508 due on December 15, 2026, followed by four monthly payments of $41,377 due on January 15, 2027, February 15, 2027, March 15, 2027 and April 15, 2027. The Company is entitled to a five-day grace period with respect to each payment, after which a missed payment constitutes an event of default.

The Vanquish Funding Convertible Note may be prepaid by the Company at any time, subject to payment of a specified percentage of the then-outstanding balance. The applicable prepayment percentage ranges from 95% during the first 60 days following issuance to 98% during days 121 through 180, as set forth in the Vanquish Funding Convertible Note.

Upon the occurrence of an event of default, the outstanding principal and interest balance of the Vanquish Funding Convertible Note is increased to 150% of the then-outstanding amount. Following an event of default, Vanquish Funding may, at its sole discretion, convert amounts outstanding under the Vanquish Funding Convertible Note into shares of the Company’s common stock at a conversion price equal to 75% of the lowest closing bid price of the Company’s common stock during the ten trading days immediately preceding conversion. Vanquish Funding’s conversion rights are subject to a beneficial ownership limitation of 4.99% of the Company’s outstanding common stock. In addition, unless an exception applies, conversions are subject to an exchange limitation that restricts issuances in excess of 19.99% of the Company’s outstanding common stock.

At closing, the Company agreed to pay $2,500 to Vanquish Funding’s legal counsel for document preparation and a $4,500 due diligence fee to Vanquish Funding.

As of June 30, 2026, and December 31, 2025, the Vanquish Funding Convertible Note’s fair value was $250,000 and $0, respectively. The Company recognized a change in fair value of $0 and $0 for the three and six months ended June 30, 2026, respectively (See Note 16 – Fair Value Measurements).

Other instruments

ELOC / Equity Financing

On November 21, 2023, DHAC entered into the equity line of credit purchase agreement (“ELOC Agreement”) dated November 21, 2023 with the Bridge Investor pursuant to which DHAC may sell and issue to the Bridge Investor, and the Bridge Investor is obligated to purchase from DHAC, up to $50,000,000 of its newly issued shares of the Company’s common stock, from time to time over a 36 month period (the “Equity Purchase Commitment Period”) beginning from the sixth (6th) trading day following the closing of the Business Combination transaction (the “Equity Purchase Effective Day”), provided that certain conditions are met. The Company also agreed to file a resale registration statement to register shares of common stock to be purchased under the ELOC Agreement with the SEC within 45 days following the Equity Purchase Effective Day and shall use commercially reasonable efforts to have such registration statement declared effective by the SEC within 30 days of such filing. During the Equity Purchase Commitment Period, the Company may suspend the use of the resale registration statement to (i) delay the disclosure of material non-public information concerning the Company in good faith or (ii) amend the registration statement concerning material information, by providing written notice to the investor. Such suspension cannot be longer than 90 consecutive days (or 120 days in any calendar year). The investor has agreed not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s common stock. The deferred charge will be allocated and amortized over the ELOC Agreement once it is drawn upon.

The Company has analyzed the ELOC Agreement and determined that the contract should be recorded as a liability under ASC 815 and measured at fair value. As a result of the ASC 815 liability classification, the Company is required to re-measure the liability at fair value at each reporting period until the liability is settled.

The Company has determined that the fair value of the ELOC Agreement is based upon management’s expected usage of the facility. The contract provides no scenario in which the Company may exercise the contract at above market rates (i.e., sell shares at a price above which the shares are currently trading in the active market except that when the Company’s per share stock price drops below $160.00, the Bridge Investor has the discretion to decide whether to purchase the Company’s common stock under the ELOC Agreement at a floor price of $160.00 per share). Furthermore, the choice to exercise the ELOC Agreement is solely at the discretion of the Company (i.e., does not obligate the Company in any manner). Additionally, the ELOC Agreement does not impose a fee or fine if the Company chooses not to exercise the contract.

On March 20, 2025, the Company entered Amendment No. 1 to the ELOC Agreement, originally dated November 21, 2023, which modified the floor price to $100.00 and related terms of the ELOC Agreement. In accordance with ASC 815, the amendment requires remeasurement of the ELOC Agreement derivative liability at fair value as of the amendment date. Any resulting change in fair value is recognized in earnings for the period.

The ELOC Agreement continued to be treated as a liability measured at fair value, with ongoing remeasurement at each reporting date until settlement. The amendment did not introduce any new obligations or penalties for non-usage.

On October 18, 2025, the Company terminated the ELOC Agreement. Upon termination, no further shares may be sold under the ELOC Agreement, and the Company has no remaining obligations under the Equity Purchase Agreement. In accordance with ASC 815, the termination represents a settlement event, and as such the Company has written off the ELOC Agreement liability through earnings as of the termination date. The Company recorded a gain on extinguishment of the ELOC Agreement liability amounting to $42, during the year ended December 31, 2025.

As a result of the Company’s termination of the ELOC Agreement on October 18, 2025, the fair value of the equity contract was reduced to $0 as of the termination date. There were no amounts outstanding as of June 30, 2026, and December 31, 2025, respectively.